FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENT
Summary of assets measured or disclosed at fair value

		Fair value measurement
		at December 31, 2019
		Quoted prices
		in active	Significant
	Total fair	markets for	other	Significant
	value at	identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2019	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Description
Cash equivalents
Money market funds	312,635	—	312,635	—

Time deposits	23,849	—	23,849	—
Total	336,484	—	336,484	—

Fair value measurement
at December 31, 2020
Quoted prices
			in active	Significant
	Total fair		markets for	other	Significant
	value at		identical	observable	unobservable
	December 31,		assets	inputs	inputs
	2020		(Level 1)	(Level 2)	(Level 3)
	RMB	US$	RMB	RMB	RMB
Description
Cash equivalents
Money market funds	232,579	35,644	—	232,579	—

Total	232,579	35,644	—	232,579	—